Fair Value of Financial Assets and Liabilities - Quantitative Information about Significant Unobservable Inputs Used in Fair Value Measurement for Level 3 Financial Assets and Liabilities (Detail) - JPY (¥)
¥ in Millions
	6 Months Ended	12 Months Ended
	Sep. 30, 2023	Mar. 31, 2023
Financial assets:
Derivative financial instruments	¥ 13,015,294	¥ 8,649,947
Financial liabilities:
Derivative financial instruments	15,298,715	10,496,855
Financial liabilities designated at fair value through profit or loss	421,392	414,106
At fair value [member]
Financial assets:
Derivative financial instruments	13,015,294	8,649,947
Investment securities at fair value through other comprehensive income	33,792,679	27,360,031
Financial liabilities:
Derivative financial instruments	15,298,715	10,496,855
Financial liabilities designated at fair value through profit or loss	421,392	414,106
Others	(19,287)	(11,938)
At fair value [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	4,605,403	2,775,181
Financial liabilities:
Derivative financial instruments	4,889,395	3,006,286
At fair value [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	52,245	54,508
Financial liabilities:
Derivative financial instruments	61,296	42,208
At fair value [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	38,654	21,500
Financial liabilities:
Derivative financial instruments	45,285	27,282
At fair value [member] | Level 3 [member]
Financial assets:
Derivative financial instruments	18,022	21,792
Investment securities at fair value through other comprehensive income	500,485	464,821
Financial liabilities:
Derivative financial instruments	16,329	15,632
Financial liabilities designated at fair value through profit or loss	135,950	185,020
Others	(12,559)	(7,852)
At fair value [member] | Level 3 [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	135,950	185,020
At fair value [member] | Level 3 [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	934	499
Financial liabilities:
Derivative financial instruments	4,874	5,066
At fair value [member] | Level 3 [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	16,596	20,935
Financial liabilities:
Derivative financial instruments	7,226	7,110
At fair value [member] | Level 3 [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	410	358
Financial liabilities:
Derivative financial instruments	111	208
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member]
Financial assets:
Derivative financial instruments	82
Financial liabilities:
Derivative financial instruments	¥ 4,118	¥ 3,248
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	31.00%	26.00%
Quanto correlation	(5.00%)	(11.00%)
Interest rate volatility	3.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Interest Rate Derivatives [Member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	46.00%	42.00%
Interest rate volatility	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member]
Financial assets:
Derivative financial instruments	¥ 934	¥ 499
Financial liabilities:
Derivative financial instruments	¥ 4,874	¥ 5,066
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	26.00%	29.00%
Foreign exchange volatility	8.00%	12.00%
Quanto correlation	5.00%	8.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Currency derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Interest rate to interest rate correlation	99.00%	99.00%
Foreign exchange volatility	15.00%	36.00%
Quanto correlation	49.00%	50.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member]
Financial assets:
Derivative financial instruments	¥ 16,596	¥ 20,935
Financial liabilities:
Derivative financial instruments	¥ 7,226	¥ 7,110
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	16.00%	12.00%
Equity to equity correlation	45.00%	48.00%
Quanto correlation	(29.00%)	(13.00%)
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Equity derivatives [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Volatility	57.00%	70.00%
Equity to equity correlation	91.00%	92.00%
Quanto correlation	29.00%	38.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member]
Financial assets:
Derivative financial instruments	¥ 410	¥ 358
Financial liabilities:
Derivative financial instruments	¥ 111	¥ 208
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Derivative financial assets [member] | Credit derivatives [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	28.00%	25.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 666,125	¥ 650,467
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	12.00%	13.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Foreign exchange volatility	42.00%	43.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	5.00%	5.00%
Probability of default rate	0.00%	0.00%
Loss given default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Debt instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Discount margin	9.00%	9.00%
Probability of default rate	32.00%	33.00%
Loss given default rate	100.00%	100.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member]
Financial assets:
Financial assets at fair value through profit or loss	¥ 84,215	¥ 85,201
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Loss given default rate	90.00%	90.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	0.00%	0.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Discounted cash flow [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Probability of default rate	1.00%	1.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through profit or loss [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.7	1.1
Liquidity discount	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member]
Financial assets:
Investment securities at fair value through other comprehensive income	¥ 500,485	¥ 464,821
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Liquidity discount	20.00%	20.00%
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	0.3	0.2
At fair value [member] | Level 3 [member] | Financial assets at fair value through other comprehensive income, category [member] | Equity instruments [member] | Market comparable companies [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Price/Book value multiple	3.5	3.7
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Financial liabilities at fair value through profit or loss, category [member]
Financial liabilities:
Financial liabilities designated at fair value through profit or loss	¥ 135,950	¥ 185,020
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	43.00%	47.00%
Interest rate to interest rate correlation	26.00%	29.00%
Quanto correlation	(29.00%)	(13.00%)
Volatility	18.00%	17.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation	89.00%	93.00%
Interest rate to interest rate correlation	27.00%	30.00%
Quanto correlation	49.00%	50.00%
Volatility	45.00%	52.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Financial liabilities designated at fair value through profit or loss [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	28.00%	25.00%
At fair value [member] | Level 3 [member] | Others [member]
Financial liabilities:
Others	¥ (12,559)	¥ (7,852)
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation		80.00%
Interest rate to interest rate correlation	26.00%	26.00%
Quanto correlation	(5.00%)	(11.00%)
Volatility	27.00%	24.00%
Foreign exchange volatility	10.00%	12.00%
At fair value [member] | Level 3 [member] | Others [member] | Option pricing model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Equity to equity correlation		83.00%
Interest rate to interest rate correlation	99.00%	99.00%
Quanto correlation	49.00%	50.00%
Volatility	28.00%	28.00%
Foreign exchange volatility	42.00%	43.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Minimum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	18.00%	15.00%
At fair value [member] | Level 3 [member] | Others [member] | Credit default model [member] | Maximum [member]
Disclosure of significant unobservable inputs used in fair value measurement [Abstract]
Quanto correlation	28.00%	25.00%